Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

The components of the Company’s deferred taxes are as follows:

	2020	2019
Deferred tax assets (liabilities):
Deferred tax asset, beginning	$741,000	$704,000
Increase in valuation reserve	333,000	37,000
Deferred tax asset, ending	1,074,000	741,000
Valuation Allowance	(1,074,000)	(741,000)
Net Deferred tax assets	$-	$-